Interest expense and finance costs	12 Months Ended
Dec. 31, 2015
Interest Expense And Finance Costs [Abstract]
Interest And Finance Cost

13. Interest expense and finance costs

	For the year ended
	Dec 31, 2015	Dec 31, 2014	Dec 31, 2013
Interest incurred	12,994,911	7,138,451	5,063,418
Capitalized interest	(2,423,688)	(3,936,843)	(2,372,199)
Amortization of deferred financing charges	1,711,481	917,675	772,787
	12,282,704	4,119,283	3,464,006